Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Maturities of lease liabilities are as follows:
2025, Operating Leases	$ 80,245	$ 392,443
2025, Finance Leases	4,817,953	6,475,668
2026, Operating Leases	336,564	345,584
2026, Finance Leases	73,401
2027, Operating Leases	352,926	362,385
2027, Finance Leases
2028, Operating Leases	370,106	380,025
2028, Finance Leases
2029, Operating Leases	388,144	398,548
2029, Finance Leases
Total Lease Payments, Operating Leases	1,527,985	1,878,985
Total Lease Payments, Finance Leases	4,891,354	6,475,668
Less : Imputed Interest, Operating Leases	367,794	503,762
Less : Imputed Interest, Finance Leases	875,662	737,429
Total Lease Liabilities, Operating Leases	1,160,191	1,375,223	$ 1,751,424
Total Lease Liabilities, Finance Leases	$ 4,015,692	$ 5,738,239	$ 6,355,685